Stock Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 22, 2014	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	16,000	14,500	12,500
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 89,000	$ 55,000	$ 0
Compensation expense related to stock options	$ 71,000	$ 66,000	$ 154,000
Share price	$ 33.14	$ 28.75	$ 29.05
Allocated Share-based Compensation Expense	$ 71,000	$ 66,000	$ 154,000
Future compensation expense of non-vested restricted stock outstanding	579,000	398,000
Compensation expense related to restricted stock	89,000	55,000
Unrecognized Salaries And Employee Benefits Expense	93,000	71,000	66,000
Net Income Reduction	$ 130,000	92,000	146,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 24.44
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 33.56
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 89,000	$ 55,000	$ 0
Norwood Financial Corp 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						275,000
Options, Granted	0	7,423	12,500	28,600
Norwood Financial Corp 2006 Stock Option Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						44,000
Options, Granted				4,000
Shares available for awards	4,058
Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					250,000
Options, Granted	24,450	13,727
Shares available for awards	202,523
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	16,000	7,077
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					42,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 9,300
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	170,173
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	25,250
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 6,000	$ 4,250
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					40,000
Shares available for awards	32,350
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					8,000
Shares available for awards	350
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 2,450	$ 2,400	$ 2,800